DEBT - Schedule of Second Lien Notes (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / $	Dec. 31, 2018 CAD ($) $ / $	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Liability Component [Roll Forward]
Beginning balance		$ 396,901
Unrealized foreign exchange gain		(18,617)	$ 22,165	$ 9,939
Ending balance		422,592	396,901
Equity Component [Roll Forward]
Warrants, beginning of period		0
Warrants, end of period		1,652	0
Second Lien Notes
Liability Component [Roll Forward]
Beginning balance		0
Issuance of notes		92,451
Unrealized foreign exchange gain		4,719
Amortization of discount		112
Ending balance	$ 72,100,000	137,097	0
Equity Component [Roll Forward]
Warrants, beginning of period		0
Issuance of Second Lien Notes in exchange for Senior Notes		1,652
Warrants, end of period		$ 1,652	$ 0
Closing foreign exchange rate | $ / $	1.3646	1.3646
Second Lien Notes, Additional
Liability Component [Roll Forward]
Issuance of notes		$ 39,815
Ending balance	$ 30,000,000